Transactions and Balances with Related Parties (Details) - Schedule of balances with related parties - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current liabilities, presented in the balance sheets among “accrued compensation expenses”:
Directors fee	$ 36	$ 25
Consultant services	204
Payroll, provision for bonus and for termination of employment	52	246
Accrued compensation expenses	$ 292	$ 271